Trade and other receivables	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Trade and other receivables
5	Trade and other receivables

	December 31,	December 31,
	2018	2017
	$	$
Trade receivables	19,199	20,613
Sales tax receivables	6,718	7,210
Other receivables	90	53
	26,007	27,876